Schedule of Investments – IQ Clean Oceans ETF

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 97.6%
Austria - 2.0%
ANDRITZ AG	281	$13,048
Mondi PLC	1,981	37,354
Verbund AG	492	53,929

Total Austria		104,331

Canada - 0.3%
Ballard Power Systems, Inc.*	1,668	13,382

China - 3.7%
NXP Semiconductors NV	801	147,288
SITC International Holdings Co., Ltd.	3,395	11,526
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	19,870	35,437

Total China		194,251

Denmark - 6.8%
AP Moller - Maersk A/S, Class B	43	116,542
Chr Hansen Holding A/S	422	27,498
Dfds A/S	337	11,991
Orsted A/S	774	89,634
Vestas Wind Systems A/S	4,125	107,075

Total Denmark		352,740

Finland - 0.3%
Wartsila OYJ Abp	1,538	13,405

France - 9.0%
Dassault Systemes SE	2,755	117,028
Legrand SA	1,061	86,418
L'Oreal SA	451	169,275
Neoen SA	305	13,332
Societe BIC SA	218	12,270
Veolia Environnement SA	2,702	67,142

Total France		465,465

Germany - 8.5%
adidas AG	713	121,992
Hapag-Lloyd AG(a)	33	11,272
Infineon Technologies AG	5,054	136,820
Nordex SE*	1,378	13,256
Siemens AG	1,203	133,139
Zalando SE*	936	26,103

Total Germany		442,582

Ireland - 1.5%
Kingspan Group PLC	628	40,354
Smurfit Kappa Group PLC	1,065	38,466

Total Ireland		78,820

Italy - 0.2%
ERG SpA	371	12,045

Japan - 3.4%
FANUC Corp.	582	99,395
Kurita Water Industries Ltd.	348	14,008
Nippon Yusen K.K.	525	40,853
Yaskawa Electric Corp.	677	23,428

Total Japan		177,684

Netherlands - 2.2%
Koninklijke DSM NV	712	113,182

Norway - 1.1%
Leroy Seafood Group ASA	1,696	13,245
Mowi ASA	1,825	41,946

Total Norway		55,191

Portugal - 1.1%
EDP - Energias de Portugal SA	11,105	55,925

Singapore - 2.0%
STMicroelectronics NV	2,706	101,896

South Korea - 0.6%
LG Electronics, Inc.	467	33,935

Spain - 3.9%
Acciona SA	66	13,500
EDP Renovaveis SA	991	25,565
Iberdrola SA	12,966	137,893
Siemens Gamesa Renewable Energy SA*	678	12,395
Solaria Energia y Medio Ambiente SA*	526	12,051

Total Spain		201,404

Sweden - 1.5%
Essity AB, B Shares	2,652	67,112
Thule Group AB	415	11,935

Total Sweden		79,047

Switzerland - 2.8%
Givaudan SA	33	114,862
SIG Group AG*	1,282	33,302

Total Switzerland		148,164

Taiwan - 0.5%
Yang Ming Marine Transport Corp.	9,319	27,888

United Kingdom - 7.4%
Burberry Group PLC	1,625	35,515
DS Smith PLC	5,465	19,366
Kingfisher PLC	8,236	25,918
Pennon Group PLC	1,021	12,474
Severn Trent PLC	1,031	37,012
Spirax-Sarco Engineering PLC	300	43,571
Unilever PLC	3,581	174,461
United Utilities Group PLC	2,803	37,180

Total United Kingdom		385,497

United States - 38.8%
American Water Works Co., Inc.	746	115,958
Analog Devices, Inc.	937	161,127

Schedule of Investments – IQ Clean Oceans ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Avangrid, Inc.	271	$13,206
Badger Meter, Inc.	164	15,775
Ball Corp.	1,310	96,180
Crown Holdings, Inc.	497	50,535
Ecolab, Inc.	946	156,251
Enphase Energy, Inc.*	544	154,594
First Solar, Inc.*	386	38,280
Graphic Packaging Holding Co.	1,255	27,924
Intel Corp.	3,524	127,956
Microsoft Corp.	575	161,425
NIKE, Inc., Class B	1,353	155,487
O-I Glass, Inc.*	767	11,283
Rockwell Automation, Inc.	478	122,024
Schneider Electric SE	1,147	157,349
Signify NV	325	10,465
Skyworks Solutions, Inc.	660	71,861
SolarEdge Technologies, Inc.*	226	81,389
Sunrun, Inc.*(a)	813	26,577
Texas Instruments, Inc.	882	157,781
WillScot Mobile Mini Holdings Corp.*	889	34,324
Xylem, Inc.	731	67,274

Total United States		2,015,025

Total Common Stocks
(Cost $5,556,094)		5,071,859
Preferred Stock — 2.2%
Germany - 2.2%
Henkel AG & Co. KGaA, 2.94%
(Cost $138,320)	1,756	111,512

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	10,545	10,545
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	1,669	1,669
Total Short-Term Investments
(Cost $12,214)		12,214

Total Investments — 100.0%
(Cost $5,706,628)		5,195,585
Other Assets and Liabilities, Net — (0.0)%(d)		(850)
Net Assets — 100.0%		$5,194,735

		% of
Industry	Value	Net Assets
Information Technology	$1,473,221	28.3%
Industrials	1,298,667	25.0
Materials	726,201	14.0
Utilities	696,845	13.4
Consumer Staples	577,552	11.2
Consumer Discretionary	410,885	7.9
Money Market Funds	12,214	0.2
Total Investments	$5,195,585	100.0%
Other Assets and Liabilities, Net	(850)	(0.0	)(d)
Total Net Assets	$5,194,735	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $36,610; total market value of collateral held by the Fund was $35,654. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $25,109.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedule of Investments – IQ Clean Oceans ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$5,071,859	$–	$–	$5,071,859
Preferred Stock	111,512	–	–	111,512
Short-Term Investments:
Money Market Funds	12,214	–	–	12,214
Total Investments in Securities	$5,195,585	$–	$–	$5,195,585

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.